Cover	Oct. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2021
Entity File Number	000-55331
Entity Registrant Name	Inspyr Therapeutics, Inc.
Entity Central Index Key	0001421204
Entity Tax Identification Number	20-0438951
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2629 Townsgate Road
Entity Address, Address Line Two	Suite 215
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91361
City Area Code	818
Local Phone Number	661-6302
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false